TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income before taxes, as reported in the consolidated statements of income	$ 30,881		$ 22,063		$ 35,715
Statutory tax rate	26.50%		25.00%		25.00%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	8,183		5,516		8,929
Tax adjustment in respect of different tax rate of foreign subsidiary	190		758		(194)
Non-deductible expenses and other permanent differences	772		544		818
Deferred taxes on losses for which valuation allowance was provided, net	270
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net			(320)		(1,368)
Stock compensation relating to stock options per ASC No. 718	1,624		1,343		1,362
Income taxes in respect of prior years			582
Approved, Privileged and Preferred enterprise benefits	(5,154)	[1]	(4,338)	[1]	(6,088)	[1]
Other	46		(77)		499
Taxes on income	$ 5,931		$ 4,008		$ 3,958
Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$ 0.11		$ 0.10		$ 0.14
Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$ 0.11		$ 0.09		$ 0.13

[1]	Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status $0.14, $0.10 and $0.11 for the year ended December 31, 2012, 2013 and 2014 respectively. Diluted earnings per share amounts of the benefit resulting from the "Approved Privileged and Preferred Enterprise" status $0.13, $0.09 and $0.11 for the year ended December 31, 2012, 2013 and 2014 respectively